MUTUAL OF AMERICA
LIFE INSURANCE COMPANY
320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1562
212 224 2518 FAX

THOMAS L. MARTIN
SENIOR VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW

Via EDGAR

April 30, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                   Mutual of America Separate Account No. 2
Post-Effective Amendment No. 39 to Registration Statement on Form N-4
(SEC File No. 002-90201, TVIF) Filed Pursuant to Rule 485(b) of 1933 Act

Commissioners:

As in-house counsel for Mutual of America Life Insurance Company, I participated in the preparation of the above-referenced Post-Effective Amendment filed on the date hereof.  Such Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act of 1933.

Very truly yours,

/s/ Thomas L. Martin
Senior Vice President and Associate General Counsel

TLM/ir